Investment in Affiliate	12 Months Ended
Mar. 31, 2014
Equity Method Investments And Joint Ventures [Abstract]
Investment in Affiliate

3.    Investment in Affiliate

At March 31, 2012, 2013 and 2014, KONAMI held an investment in affiliate as follows:

	Description of business	Acquisition Date	Ownership %
			2012	2013	2014
Resort Solution Co., Ltd. (“Resort Solution”)	Management of resort facilities	March 2006	20.4%	20.4%	20.4%

Summarized financial information for the affiliated company accounted for by the equity method is presented below:

	Millions of Yen
	2013	2014
Financial Position:
Property and equipment, net	¥11,090	¥15,932
Other assets, net	18,884	14,145

Total assets	¥29,974	¥30,077

Debt	¥8,400	¥8,474
Other liabilities	12,260	12,246
Noncontrolling interest	95	104
Total Resort Solution stockholders’ equity	9,219	9,253

Total liabilities and equity	¥29,974	¥30,077

	Millions of Yen
	2012	2013	2014
Operations:
Revenues	¥17,992	¥20,069	¥19,239
Cost of revenues	8,696	7,710	7,164
Selling, general and administrative expenses	9,177	11,718	11,580

Operating income	119	641	495
Interest expense, net	(151)	(181)	(174)
Other, net	524	58	(120)

Net income	¥492	¥518	¥201

The difference between the amount at which an investment is carried and the amount of underlying equity in net assets represents mainly intangible assets recognized at the Company.

The Company’s shares of undistributed earnings of the affiliate included in the consolidated retained earnings were earnings of nil as of March 31, 2012, 2013 and 2014.

The carrying amount of the investment in Resort Solution was ¥2,247 million and ¥2,249 million as of March 31, 2013 and 2014, respectively. The market value of this investment, based on the quoted market price of the shares, was ¥2,549 million and ¥2,662 million as of March 31, 2013 and 2014, respectively.